Earnings Per Share (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 EUR (€) € / shares shares		Dec. 31, 2021 EUR (€) € / shares shares
Schedule Of Computation Of Basic And Diluted Earnings Per Share Abstract
Net profit (loss) attributed to owners of the Company (in Euro)		€ 2,219		€ (357)		€ (15,090)
Net profit (loss) attributed to owners of the Company from continuing operations (in Euro)		4,006		(1,068)		(15,849)
Net profit (loss) attributed to owners of the Company from discontinued operation (in Euro)		€ (1,787)		€ 711		€ 759
Weighted average ordinary shares outstanding (in Shares) | shares	[1]	12,852,585		12,850,118		12,824,088
Stock options and warrants (in Euro)		€ 3,462		€ 7,796		€ 8,637
Diluted weighted average ordinary shares outstanding (in Shares) | shares	[2]	12,856,047		12,857,914		12,832,725
Basic net earning (loss) per share | (per share)		€ 0.17	$ 0.19	€ (0.03)	[3]	€ (1.18)	[3]
Diluted net earning (loss) per share | (per share)		0.17	0.19	(0.03)	[3]	(1.18)	[3]
Basic profit (loss) per share from continuing operations | (per share)		0.31	0.34	(0.08)	[3]	(1.24)	[3]
Diluted profit (loss) per share from continuing operations | (per share)		0.31	0.34	(0.08)	[3]	(1.24)	[3]
Basic profit (loss) per share from discontinued operation | (per share)		(0.14)	(0.15)	0.05	[3]	0.06	[3]
Diluted profit (loss) per share from discontinued operation | (per share)		€ (0.14)	$ (0.15)	€ 0.05	[3]	€ 0.06	[3]

[1]	Net of treasury shares.
[2]	In 2023, 2022 and 2021 share options and warrants did not have a dilutive effect.
[3]	Reclassified due to discontinued operation - see Note 23.